UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:    July 31, 2017

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2017
Common Stock - 76.6%	Shares	Fair Value

Computer & Office Equipment - 2.2%
HP, Inc.	53,234	1,016,769
International Business Machines Corp.	7,936	1,148,101
		2,164,871

Computer Peripheral Equipment - 3.7%
Cisco Systems, Inc.	115,598	3,635,557

Computer Storage Devices - 1.5%
Western Digital Corp.	17,635	1,501,091

Eating Places - 1.7%
Cracker Barrel Old Country Store, Inc.	10,801	1,679,015

Leather & Leather Products - 3.0%
Coach, Inc.	62,101	2,927,441

Manufacturing Industries - 2.1%
Johnson Controls International plc (Ireland)	51,912	2,021,972

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.0%
Eaton Corporation plc (Ireland)	24,688	1,931,836

National Commercial Banks - 8.6%
Bank of Montreal (Canada)	27,444	2,082,176
BB&T Corporation	63,866	3,022,139
PacWest Bancorp	23,035	1,106,141
The Toronto-Dominion Bank (Canada)	41,221	2,124,531
		8,334,987

Natural Gas Distribution - 2.6%
Enbridge Inc. (Canada)	62,101	2,574,708

Natural Gas Transmission - 3.9%
National Grid plc ADR	28,325	1,770,596
Williams Companies Inc.	65,138	2,070,086
		3,840,681

Office Machine - 1.9%
Pitney Bowes Inc.	117,931	1,856,234

Paper Mills - 2.6%
International Paper Company	45,997	2,528,915

Pharmaceutical Preparations - 13.9%
Abbott Laboratories	45,629	2,244,034
AbbVie, Inc.	24,027	1,679,728
GlaxoSmithKline plc ADR	44,197	1,790,862
Johnson & Johnson	18,531	2,459,434
Merck & Co., Inc.	46,989	3,001,657
Pfizer Inc.	72,963	2,419,453
		13,595,169

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 2.3%
LyondellBasell Industries N.V. (Netherlands)	24,358	2,194,412

Radio & Television Broadcasting and Communications Equipment - 1.9%
Qualcomm Incorporated	34,387	1,829,045

Radiotelephone Communications - 2.0%
Vodafone Group plc ADR	64,256	1,907,118

Retail Apparel - 1.9%
Hanesbrands Inc.	81,339	1,864,290

Security & Commodity Exchanges - 2.1%
CME Group Inc.	16,422	2,013,666

Semiconductors & Related Devices - 5.8%
Cypress Semiconductor Corp.	178,141	2,529,602
Microchip Technology Incorporated	11,683	935,107
Taiwan Semiconductor Manufacturing Company Ltd. ADR	60,178	2,164,001
		5,628,710

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.9%
The Procter & Gamble Company	20,721	1,881,881

Telephone Communications (No Radiotelephone) - 6.2%
AT&T Inc.	66,403	2,589,717
BCE Inc. (Canada)	53,277	2,500,290
Verizon Communications Inc.	19,839	960,208
		6,050,214

Trucking & Courier Services (No Air) - 1.7%
United Parcel Service, Inc.	15,100	1,665,379

Women's Clothing Stores - 1.1%
L Brands, Inc.	22,264	1,032,827

Total Common Stock (Cost $69,257,306)		74,660,019

Master Limited Partnerships - 8.8%

Natural Gas Transmission - 6.3%
Enterprise Products Partners L.P.	114,054	3,102,269
MPLX LP	83,059	3,019,195
		6,121,464

Pipelines - 2.5%
Magellan Midstream Partners, L.P.	35,849	2,500,826

Total Master Limited Partnership (Cost $7,345,185)		8,622,290

Real Estate Investment Trusts (REITs) - 12.2%
Crown Castle International Corp.	30,113	3,028,766
Digital Realty Trust, Inc.	10,360	1,194,922
DuPont Fabros Technology, Inc.	21,272	1,325,884
Lamar Advertising Company	34,057	2,403,402
Welltower Inc.	14,108	1,035,386
Weyerhaeuser Company	87,140	2,877,363
Total Real Estate Investment Trusts (REITs) (Cost $10,376,405)		11,865,723

Short-Term Investments - 2.1%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.91%(1)	2,043,074	2,043,074
Total Short-Term Investments (Cost $2,043,074)		2,043,074

Total Investments - 99.7% (cost $89,021,970)		97,191,106
Other Assets and Liabilities - 0.3%		329,470
Total Net Assets Applicable to Common Stockholders - 100.0%		$97,520,576

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt
(1)	Rate indicated is the current yield as of July 31, 2017.

Miller/Howard Drill Bit to Burner Tip Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2017
Common Stock - 81.2%	Shares	Fair Value

Crude Petroleum - 13.0%
Callon Petroleum Company	20,580	232,966
Energen Corporation	3,876	206,513
PDC Energy Inc.	4,585	216,229
Pioneer Natural Resources Company	1,310	213,661
		869,369

Electric Services - 5.0%
Dominion Energy, Inc.	1,392	107,435
OGE Energy Corp.	6,332	227,065
		334,500

Gas & Other Services Combined - 1.9%
Sempra Energy	1,146	129,509

Industrial Machinery & Equipment - 2.3%
MRC Global Inc.	9,580	156,537

Industrial Organic Chemicals - 2.2%
Westlake Chemical Corporation	2,074	145,927

Natural Gas - 10.7%
Anadarko Petroleum Corporation	2,811	128,378
Cabot Oil & Gas Corporation	4,843	120,445
Range Resources Corporation	10,017	211,459
Rice Energy Inc.	9,062	253,464
		713,746

Natural Gas Distribution - 7.7%
Cheniere Energy, Inc.	4,968	224,555
National Fuel Gas Company	1,938	114,749
New Jersey Resources Corp.	4,203	177,156
		516,460

Natural Gas Transmission - 6.6%
Chesapeake Utilities Corporation	1,638	126,535
Kinder Morgan, Inc.	10,153	207,426
Williams Companies Inc.	3,330	105,827
		439,788

Oil & Gas Field Machinery & Equipment - 4.5%
Baker Hughes, a GE Company	3,301	121,774
Forum Energy Technologies, Inc.	13,330	176,622
		298,396

Oil & Gas Field Services - 5.7%
Halliburton Company	3,739	158,683
Schlumberger Ltd N.V. (Curacao)	2,047	140,424
Targa Resources Corp.	1,829	84,884
		383,991

Petroleum Refining - 2.3%
Marathon Petroleum Corporation	2,702	151,285

Pipelines - 9.0%
Pembina Pipeline Corp (Canada)	8,598	293,192
TransCanada Corp	6,032	308,356
		601,548

Plastic Material, Synth Resin/Rubber, Cellulose (No Glass) - 2.7%
Sealed Air Corporation	4,149	180,523

Plastics Materials, Synthetic Resins, & Nonvulcanizable Elastomers - 3.9%
The Dow Chemical Company	4,044	259,787

Refuse Systems - 2.3%
Waste Management, Inc.	2,020	151,803

Water Supply - 1.4%
Aqua America, Inc.	2,757	92,029

Total Common Stock (Cost $5,463,399)		5,425,198

Master Limited Partnerships - 16.2%

Liquefied Petroleum Gas Dealers - 3.7%
Suburban Propane Partners, L.P.	10,126	246,062

Natural Gas Transmission - 7.7%
Boardwalk Pipeline Partners, LP	8,024	134,322
EQT Midstream Partners LP	2,467	191,760
Rice Midstream Partners LP	9,083	189,471
		515,553

Pipelines - 4.8%
Energy Transfer Partners, L.P.	7,533	155,858
Tesoro Logistics LP	3,221	167,911
		323,769

Total Master Limited Partnership (Cost $1,057,698)		1,085,384

Short-Term Investments - 2.6%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.91%(1)	171,855	171,855
Total Short-Term Investments (Cost $171,855)		171,855

Total Investments - 100.0% (cost $6,692,952)		6,682,437
Other Assets and Liabilities - 0.0%		(1,637)

Total Net Assets Applicable to Common Stockholders - 100.0%	$6,680,800

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the current yield as of July 31, 2017.

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

	Income-Equity Fund	Drill Bit to Burner Tip® Fund
Cost of investments	$89,021,970	$6,692,952
Gross unrealized appreciation	9,711,787	430,286
Gross unrealized depreciation	(1,542,651)	(440,801)
Net unrealized appreciation	$8,169,136	$(10,515)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of July 31, 2017, the Funds' assets carried at fair value were classified as follows:

Income-Equity Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$74,660,019	$74,660,019	$-	$-
Master Limited Partnerships	8,622,290	8,622,290	-	-
Real Estate Investment Trusts	11,865,723	11,865,723	-	-
Short-Term Investment(b)	2,043,074	2,043,074	-	-
Total Investments in Securities	$97,191,106	$97,191,106	$-	$-

Drill Bit to Burner Tip® Fund

Investments in Securities(a)	Total	Level 1	Level 2	Level 3
Common Stock	$5,425,198	$5,425,198	$-	$-
Master Limited Partnerships	1,085,384	1,085,384	-	-
Short-Term Investment(b)	171,855	171,855	-	-
Total Investments in Securities	$6,682,437	$6,682,437	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2017.

The Funds did not hold any Level 2 or Level 3 securities during the period November 1, 2016 to July 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller/Howard Funds Trust

By (Signature and Title) /s/ Annemarie Gilly
                                           Annemarie Gilly, President

Date                                    September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Annemarie Gilly
                                           Annemarie Gilly, President

Date                            September 22, 2017

By (Signature and Title)  /s/ Paul Brook
                                            Paul Brook, Chief Financial Officer

Date                                September 22, 2017